Advance to Suppliers, Net (Details) - Schedule of Movement in the Allowance for Credit Losses - Allowance for Doubtful Accounts [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Advance to Suppliers, Net (Details) - Schedule of Movement in the Allowance for Credit Losses [Line Items]
Balance as of the beginning of year	$ 902,189
Balance as of the end of year	569,799
Reversals when collected	(310,480)
Translation adjustments	$ (21,910)